Lease liabilities and right-of-use assets - Summary of Lease liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities and right-of-use assets
Balance as of 1 January	$ 1,662,411	$ 2,343,126
Additions during the year		436,769
Accretion of interest	73,528	127,426
Repayments	(484,690)	(572,997)
Liabilities directly associated with assets classified as held for sale (Note 32)		(256,966)
Termination of lease		(341,350)
Foreign currency adjustment	(204,185)	(73,597)
Balance as of 31 December	$ 1,047,064	$ 1,662,411